Reverse Recapitalization - Narrative (Details)					12 Months Ended
	Nov. 18, 2022 $ / shares shares	Nov. 17, 2022 shares	Nov. 15, 2022 USD ($) $ / shares shares	Nov. 14, 2022 USD ($) segment	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Nov. 23, 2022 USD ($) $ / shares	Jun. 10, 2022 USD ($)
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio		1
Warrants	37,360,000
Common stock, shares outstanding (in shares)	173,524,403				173,524,360	155,541,074
Exercisable (in shares)	5,100,637
Price per share (in USD per share) | $ / shares	$ 10
Warrants issued (in shares)	0.5
Deferred payment, settlement period | segment				10
Loss on extinguishment of debt | $				$ 11,851,000	$ 0	$ (1,535,000)
Issuance of units (in shares)	10,000,000
Forward Purchase Warrant
Schedule Of Reverse Recapitalization [Line Items]
Warrants	2,500,000
Promissory Note
Schedule Of Reverse Recapitalization [Line Items]
Promissory note | $			$ 155,000	155,000,000
San Vicente Entities
Schedule Of Reverse Recapitalization [Line Items]
Obligation | $							$ 155,000,000
San Vicente Entities | Promissory Note
Schedule Of Reverse Recapitalization [Line Items]
Promissory note | $				155,000,000
Group Holdings | Promissory Note
Schedule Of Reverse Recapitalization [Line Items]
Promissory note | $			155,000	155,000,000
San Vincente Equity Joint Venture LLC | Promissory Note
Schedule Of Reverse Recapitalization [Line Items]
Promissory note | $			$ 155,000
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, reverse recapitalization	156,139,170
Series X Ordinary Units
Schedule Of Reverse Recapitalization [Line Items]
Dividends payable (in USD per share) | $ / shares								$ 2.55
Dividends payable | $								$ 283,801,000	$ 83,313,000
Series X Ordinary Units | Legacy Grindr
Schedule Of Reverse Recapitalization [Line Items]
Dividends payable | $				$ 283,801,000
Tiga
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio		1
Stock converted, reverse recapitalization		485,233
Warrants		1
Number of shares issued in transaction (in shares)	27,114,767
Price per share (in USD per share) | $ / shares	$ 10.5
Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, reverse recapitalization		1
Warrants		1
Legacy Grindr
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	111,294,372
Shares outstanding (in shares)	3,635,681
Sponsor
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	1
Sponsor | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	6,840,000
Independent Directors
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	60,000
SV Parent
Schedule Of Reverse Recapitalization [Line Items]
Issuance of units (in shares)	10,000,000
SV Cayman | Forward Purchase Warrant
Schedule Of Reverse Recapitalization [Line Items]
Warrants	5,000,000
SV Cayman | Legacy Grindr
Schedule Of Reverse Recapitalization [Line Items]
Issuance of units (in shares)			7,127,896
Warrants (in shares)			3,563,948
Warrant exercise price (in USD per share) | $ / shares			$ 16.13
SV Cayman | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares)	10,000,000